2022 Equity Incentive Plan (Details) - USD ($)					1 Months Ended		12 Months Ended
	Jun. 12, 2023	May 17, 2023	Feb. 02, 2023	Oct. 26, 2022	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2023
2022 Equity Incentive Plan [Line Items]
Authorizing a total							350,000,001
Granted option				100.00%
Percentage of fair market value				10.00%
Exercisable				10 years
Granted				5 years
Granted share	65,000	40,000			105,000
Share awards							0
Fair market values (in Dollars)	$ 214,400
General and administrative expense (in Dollars)							$ 121,397
Granted options to purchase			250,000
Options are exercisable (in Dollars per share)			$ 2
Options to purchase (in Dollars)			$ 50,000
Valuation totaling (in Dollars)							$ 595,000
Expected dividend yield							0.00%
Stock option purchase granted shares						50,000
Class B Ordinary Share [Member]
2022 Equity Incentive Plan [Line Items]
Authorizing a total				2,000,000
Stock Options [Member]
2022 Equity Incentive Plan [Line Items]
General and administrative expense (in Dollars)							$ 190,086
Top of range [member]
2022 Equity Incentive Plan [Line Items]
Percentage of fair market value				110.00%
Bottom of range [member]
2022 Equity Incentive Plan [Line Items]
Percentage of fair market value				10.00%